Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Restricted Share Units
Restricted Share Units, beginning balance	94,000	57,000	86,000
Restricted Share Units, granted	2,969	86,000	16,000	16,000
Restricted Share Units, forfeited	(500)	(8,000)	(2,000)
Restricted Share Units, vested	(8,000)	(41,000)	(43,000)
Restricted Share Units, ending balance	88,469	94,000	57,000	86,000
Weighted average grant date fair value
Weighted average grant date fair value, granted	$ 15.42	$ 36.24	$ 43.02
Weighted average grant date fair value, Forfeited	43.02	36.24	35.33
Weighted average grant date fair value, vested	$ 36.24	$ 35.33	$ 35.33